S000023615 [Member] Expense Example - iShares 1-3 Year International Treasury Bond ETF - iShares 1-3 Year International Treasury Bond ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443